Description of the Plan (Additional Information) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description, Available [true false]	true
Contribution description	Eligible participants may contribute up to 100% of their pre-tax annual compensation, as defined by the Plan, subject to annual limits established by the Internal Revenue Service (“IRS”). Participants may also contribute rollovers from other qualified plans.All Plan participants who are older than 50 as of the beginning of the calendar year or who attain age 50 during the calendar year whose elective contributions have reached the IRS limit are permitted under the Plan to make catch-up contributions up to the IRS catch-up contribution limit.
Percentage on employee's eligible compensation	100.00%
Plan administrative expense	$ 1,076	$ 76
Employer contribution reduction	0	0
Future employer contributions reduction	44,047	40,717
Employee benefit plan, participant termination, vested account balances distributed	1,000
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Percentage of maximum borrowing amount	50.00%
Interest rate	2.00%
ERISA account balance	$ 23,641	22,684
Plan expense	$ 0	$ 0
Non participating employee
EBP, Description of Plan [Line Items]
Percentage on employee's eligible compensation	3.00%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate	10.00%
Repayment term of participant note	5 years
Interest rate	10.50%
Maximum | Residence
EBP, Description of Plan [Line Items]
Repayment term of participant note	15 years
Maximum | Non participating employee
EBP, Description of Plan [Line Items]
Deferral rate	10.00%
Minimum
EBP, Description of Plan [Line Items]
Deferral rate	1.00%
Interest rate	5.25%
Minimum | Non participating employee
EBP, Description of Plan [Line Items]
Deferral rate	1.00%